Derivative Financial Instruments - Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	£ 205,172	£ 237,771
Exchange Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	44,133	50,741
Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	158,565	184,268
Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	2,474	2,762
Traded on Recognised Exchanges [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	0
Assets traded over the counter	0
Liabilities traded over the counter	0
Traded on Recognised Exchanges [member] | Exchange Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	0
Assets traded over the counter	0
Liabilities traded over the counter	0
Traded on Recognised Exchanges [member] | Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	0
Assets traded over the counter	0
Liabilities traded over the counter	0
Traded on Recognised Exchanges [member] | Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	0
Assets traded over the counter	0
Liabilities traded over the counter	0
Settled by Central Counterparties [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	131,538	154,106
Settled by Central Counterparties [member] | Exchange Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	0
Settled by Central Counterparties [member] | Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	131,538	154,106
Settled by Central Counterparties [member] | Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	0
Not Settled by Central Counterparties [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	73,634	83,665
Not Settled by Central Counterparties [member] | Exchange Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	44,133	50,741
Not Settled by Central Counterparties [member] | Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	27,027	30,162
Not Settled by Central Counterparties [member] | Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	2,474	2,762
Traded Over the Counter [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Assets traded over the counter	3,316	5,259
Liabilities traded over the counter	1,448	1,369
Traded Over the Counter [member] | Exchange Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Assets traded over the counter	2,324	4,349
Liabilities traded over the counter	663	551
Traded Over the Counter [member] | Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Assets traded over the counter	709	659
Liabilities traded over the counter	625	650
Traded Over the Counter [member] | Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Assets traded over the counter	283	251
Liabilities traded over the counter	£ 160	£ 168